Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Prepayments (a)	216,809	299,154	45,847
Rental and other deposits	19,329	10,867	1,665
Interest receivable	18,269	114,726	17,583
Staff advances	4,040	2,070	317
Receivables from third-party payment platform	10,348	86,777	13,299
Other receivables	33,490	49,588	7,600

	302,285	563,182	86,311

(a)	Prepayments primarily include prepaid VAT and surcharges, prepaid promotional expenses and service fee.